Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Environment and Alternative Energy Portfolio

May 31, 2020

ENV-QTLY-0720
1.802170.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Energy Efficiency - 49.7%
Buildings Energy Efficiency - 13.8%
A.O. Smith Corp.	74,840	$3,554,900
Acuity Brands, Inc.	24,680	2,126,182
Carlisle Companies, Inc.	29,080	3,485,529
Comfort Systems U.S.A., Inc.	95,870	3,547,190
Owens Corning	48,630	2,553,075
Trane Technologies PLC	75,760	6,834,310
		22,101,186
Diversified Energy Efficiency - 10.1%
Honeywell International, Inc.	110,447	16,108,694
Industrial Energy Efficiency - 11.3%
EMCOR Group, Inc.	67,978	4,320,002
Emerson Electric Co.	123,560	7,539,631
Minerals Technologies, Inc.	38,970	1,921,611
Regal Beloit Corp.	54,304	4,319,340
		18,100,584
Power Network Efficiency - 8.2%
Eaton Corp. PLC	103,090	8,752,341
Hubbell, Inc. Class B	35,500	4,345,910
		13,098,251
Transport Energy Efficiency - 6.3%
BorgWarner, Inc.	125,780	4,043,827
Innospec, Inc.	76,057	5,863,234
Modine Manufacturing Co. (a)	30,770	164,620
		10,071,681

TOTAL ENERGY EFFICIENCY		79,480,396

Environmental Support Services - 8.4%
Diversified Environmental - 8.4%
3M Co.	54,012	8,449,637
Dover Corp.	52,010	5,057,973
		13,507,610
Miscellaneous Environmental - 15.5%
Other - 11.6%
American Express Co.	9,930	944,045
Amgen, Inc.	5,920	1,359,824
Bank of New York Mellon Corp.	29,210	1,085,736
BlackRock, Inc. Class A	4,320	2,283,725
HCA Holdings, Inc.	16,310	1,743,539
Microsoft Corp.	7,350	1,346,888
Procter & Gamble Co.	10,920	1,265,846
Reliance Steel & Aluminum Co.	26,720	2,591,840
Robert Half International, Inc.	44,840	2,275,182
Steelcase, Inc. Class A	176,230	2,040,743
The Western Union Co.	16,380	327,928
Visa, Inc. Class A	6,650	1,298,346
		18,563,642
Other Environmental - 3.9%
Accenture PLC Class A	10,170	2,050,475
C.H. Robinson Worldwide, Inc.	10,640	863,223
Oracle Corp.	18,530	996,358
Philips Lighting NV (b)	108,160	2,308,812
		6,218,868

TOTAL MISCELLANEOUS ENVIRONMENTAL		24,782,510

Pollution Control - 4.6%
Pollution Control Solutions - 4.6%
Cummins, Inc.	43,122	7,313,491
Renewable & Alternative Energy - 9.2%
Biofuels - 2.0%
Cosan SA Industria e Comercio	260,370	3,212,969
Renewable Energy Developers an - 7.2%
Colbun SA	12,213,060	1,997,668
Empresa Nacional de Electricidad SA sponsored ADR	125,010	1,287,603
Hollysys Automation Technologies Ltd.	89,061	1,112,372
TE Connectivity Ltd.	88,280	7,172,750
		11,570,393

TOTAL RENEWABLE & ALTERNATIVE ENERGY		14,783,362

Waste Management & Technologies - 3.0%
Recycling and Value Added Wast - 3.0%
Schnitzer Steel Industries, Inc. Class A	143,050	2,245,885
Steel Dynamics, Inc.	95,550	2,537,808
		4,783,693
Water Infrastructure & Technologies - 7.6%
Water Infrastructure - 7.6%
Crane Co.	53,337	2,971,938
HD Supply Holdings, Inc. (a)	45,110	1,430,438
IDEX Corp.	27,660	4,408,174
Rexnord Corp.	108,510	3,266,151
		12,076,701
TOTAL COMMON STOCKS
(Cost $160,568,563)		156,727,763

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.11% (c)
(Cost $2,524,900)	2,524,395	2,524,900
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $163,093,463)		159,252,663
NET OTHER ASSETS (LIABILITIES) - 0.4%		662,401
NET ASSETS - 100%		$159,915,064

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,308,812 or 1.4% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,413
Fidelity Securities Lending Cash Central Fund	471
Total	$2,884

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.